Royalty, Stream and Working Interests - Disposal of Royalty Interest (Details) $ in Millions, $ in Millions					12 Months Ended
	Feb. 22, 2023 USD ($)	Feb. 21, 2021	Feb. 21, 2019	Feb. 19, 2019 USD ($)	Dec. 31, 2023 USD ($)	Jun. 08, 2023 USD ($)	Feb. 23, 2023 USD ($)	Feb. 22, 2023 CAD ($)	Dec. 30, 2022 USD ($)	Dec. 30, 2022 CAD ($)	Apr. 14, 2022 USD ($)	Feb. 19, 2019 CAD ($)
Disclosure of detailed information about business combination [line items]
Written off amount					$ 1,173.3
Option to buy back of NSR (as a percent)	0.50%							0.50%
Percentage of NSR	1.50%	2.00%	2.00%	2.00%
Purchase price	$ 13.7						$ 7.0		$ 1.1	$ 1.5	$ 37.4
Gain on sale of royalty interest					$ 3.7
Marathon Gold Corporation, Valentine Gold Project Acquisition
Disclosure of detailed information about business combination [line items]
Option to buy back of NSR (as a percent)	0.50%							0.50%
Percentage of NSR	2.00%				3.00%
Consideration paid for options to buy-back royalty	$ 7.0
Purchase price				$ 13.7		$ 45.0						$ 18.0
Carrying value of smelter royalty interest subject to buyback provision	$ 3.3							$ 4.5
Gain on sale of royalty interest					$ 3.7
Energy exploration assets
Disclosure of detailed information about business combination [line items]
Written off amount					$ 4.1